MERRILL LYNCH
DEVELOPING
CAPITAL MARKETS
FUND, INC.






FUND LOGO






Quarterly Report

September 30, 1995





Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.













Merrill Lynch
Developing
Capital Markets
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011




Merrill Lynch Developing Capital Markets Fund, Inc,



Asset Allocation
As a Percentage* of
Net Assets as of
September 30, 1995

A map illustrating the following percentages:

Ecuador          0.2%
Panama           0.5%
Venezuela        0.6%
Brazil          10.2%
Portugal         3.2%
Hungary          1.8%
Czech Republic   0.3%
Poland           0.8%
Russia           0.9%
Greece           2.7%
Turkey           3.9%
Pakistan         0.2%
India            5.1%
China            0.5%
South Korea     10.1%
Taiwan           1.9%

Mexico           6.6%
Peru             0.3%
Chile            0.9%
Argentina        4.3%
Morocco          2.2%
South Africa    12.3%
Israel           1.5%
Zimbabwe         1.0%
Sri Lanke        0.1%
Malaysia         3.3%
Singapore        4.9%
Indonesia        6.0%
Hong Kong        4.4%
Philippines      1.4%
Australia        5.3%


[FN]
*Total may not equal 100%.





DEAR SHAREHOLDER


During the quarter ended September 30, 1995, total returns for Merrill Lynch Developing Capital Markets Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +2.47%, +2.11%, +2.19% and +2.40%, respectively. For the same period, the unmanaged Morgan Stanley Emerging Markets Free Index declined 1.06%. The Fund's outperformance is mainly attributed to our investments in both the Pacific and Latin American regions. However, these gains were moderated by declines in the emerging European, Middle East and African equity markets.

Investment Outlook & Activities
A short-term interest rate cut by the Federal Reserve Board in July sparked a liquidity-led rally in Hong Kong and Southeast Asian markets. However, the run-up proved to be short-lived, especially in Southeast Asia, as there were no further interest rate reductions, resulting in investors turning their attention to local issues. Concerns over inflation and current account deficits hit the stock markets in Malaysia, the Philippines and Thailand particularly hard. The Thai market was also negatively affected by political uncertainties introduced by the installation of a new coalition government. Strained China-Taiwan relations rocked the Taiwan stock market, while a canceled power project deal in India unnerved many foreign investors.

Since our June report to shareholders, we added to investments in the Pacific Rim, namely in Australia, Taiwan, Indonesia, South Korea, India and Singapore. In these markets, valuations are attractive relative to earnings growth, the direction of interest rates and historical valuation trends. For example, we purchased shares in National Australia Bank Ltd. (NAB), an Australian bank with overseas operations in New Zealand, the United Kingdom and the United States. NAB's single-digit price/earnings ratio and high dividend yield make it very attractive, especially as Australia's economic outlook continues to improve. In Korea, where a "soft landing" for the economy looks increasingly likely, we increased our position in Korea Mobile Telecommunications Corp. This monopoly provider of cellular phone services in South Korea is one of the most attractively valued cellular firms in the world.

We expect to continue to hold an overweighted position in the Hong Kong stock market. We believe that the market is reasonably valued; furthermore, we have invested in stocks which are less expensive than the market as a whole. Although the stock market may be more vulnerable to adverse developments in China than others in the region, the valuations of Hong Kong stocks already reflect this. At the same time, stock valuations in other countries in the region indicate that investors believe these markets can be insulated from any problems related to China. In our view, uncertainties in China will affect the region's stock markets indiscriminately. As indicated during the Mexican crisis, in a world of free-flowing capital, a country's problems cannot be confined within its borders.

In other regions of the world, we added to investments in Argentina, Brazil, Poland, Russia, Israel, Turkey and South Africa, and took profits in the Greek and Portuguese markets. One of the Fund's recent equity purchases is Koor Industries, Ltd., a diversified holding company in Israel. The company is Israel's largest conglomerate, with interests in electronics, steel, chemicals, tele-communications, energy and food. The company's stock gives the Fund broad exposure to the Israeli economy, which has been improving. The economic growth of 6.5% was above investors' expectations. With the country's inflation rate now under 9%, Israel has been one of the better-performing equity markets this past quarter.

In Latin America, the sharp rallies of the previous quarter proved to be unsustainable. In the past three months, the region has been racked by a number of political as well as economic events. In Argentina, the stock market fell by 10% in three hours on rumors that Minister of the Economy Domingo Cavallo would resign. In Brazil, President Cardoso faced intense political pressure when one of his chief supporters in congress vehemently protested the intervention of a major bank in the congressman's home state. On the economic front, the news was mixed, with its resultant impacts on the local equity markets. Investors in Mexican equities tried to digest what had been, for the most part, poor corporate earnings. In Chile, the perception that electric utilities would be adversely affected by the construction of two natural gas pipelines led to a severe decline in the market as a whole.

We increased our position in Companhia Cervejaria Brahma S.A. PN. A Brazilian company, Brahma, is among the seven largest beer companies in the world. It is also one of the most attractively valued, publicly traded brewers. Buoyant demand for consumer non-durables, a positive pricing environment and decreasing costs from investments should translate into strong operating cash flow growth in the remainder of 1995 and in 1996. We also added Brasmotor Group S.A., a company with interests in the home appliance manufacturing business. The stock had been a big underperformer in the Brazilian market in the first half of 1995 as a result of negative sentiment toward the Brazilian consumer durables sector. However, the low valuation, strong balance sheet and positive long-term outlook make it a compelling long-term investment.

In Conclusion
Our outlook for emerging markets is positive, and we will continue to carefully select our investments for the Fund. We appreciate your ongoing interest in Merrill Lynch Developing Capital Markets Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President





(Grace Pineda)
Grace Pineda
Vice President and Portfolio Manager

October 24, 1995




PERFORMANCE DATA



About Fund
Performance


Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the Fund's Class Aand Class B Shares are presented in the "Performance Summary" and "Average Annual Total Return" tables below and on page 5. "Aggregate Total Return" tables for Class C and Class D Shares are also presented on page 5. Data for all of the Fund's shares are presented in the "Recent Performance Results" table on page 5.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended September 30, 1995 and for Class C and Class D Shares for the since inception (October 21, 1994) and 3-month periods ended September 30, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Performance
Summary--
Class A Shares
                                    Net Asset Value       Capital Gains
Period Covered                  Beginning       Ending     Distributed     Dividends Paid*      % Change**
9/1/89--12/31/89                  $ 9.60        $10.13        $0.004           $0.132            + 6.97%
1990                               10.13          9.04          --              0.640            - 5.33
1991                                9.04         10.89          --              0.252            +23.35
1992                               10.89         10.18         0.324            0.518            + 0.85
1993                               10.18         16.80         0.278            0.069            +68.96
1994                               16.80         13.90         0.653            0.447            -10.97
1/1/95--9/30/95                    13.90         13.68          --               --              - 1.58
                                                              ------           ------
                                                        Total $1.259     Total $2.058

                                                          Cumulative total return as of 9/30/95: +86.53%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge;results would be lower if sales charge was included.

Performance
Summary--
Class B Shares
                                    Net Asset Value       Capital Gains
Period Covered                  Beginning       Ending     Distributed     Dividends Paid*      % Change**
7/1/94--12/31/94                  $14.54        $13.86        $0.653           $0.412             +2.36%
1/1/95--9/30/95                    13.86         13.52          --               --               -2.45
                                                              ------           ------
                                                        Total $0.653     Total $0.412

                                                           Cumulative total return as of 9/30/95: -0.15%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




Recent
Performance
Results*
                                                                                                    12 Month     3 Month
                                                                  9/30/95    6/30/95    9/30/94++   % Change++   % Change
ML Developing Capital Markets Fund Class A Shares                  $13.68     $13.35     $17.02      -16.00%(1)    +2.47%
ML Developing Capital Markets Fund Class B Shares                   13.52      13.24      16.97      -16.72(1)     +2.11
ML Developing Capital Markets Fund Class C Shares                   13.51      13.22      16.71      -15.49(1)     +2.19
ML Developing Capital Markets Fund Class D Shares                   13.65      13.33      16.77      -14.93(1)     +2.40
ML Developing Capital Markets Fund Class A Shares--Total Return                                      -13.51(2)     +2.47
ML Developing Capital Markets Fund Class B Shares--Total Return                                      -14.45(3)     +2.11
ML Developing Capital Markets Fund Class C Shares--Total Return                                      -13.10(4)     +2.19
ML Developing Capital Markets Fund Class D Shares--Total Return                                      -12.44(5)     +2.40

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 ++Investment results shown for Class C and Class D Shares are since inception (10/21/94).
(1)Percent change includes reinvestment of $0.653 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.447 per share ordinary income dividends and $0.653 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.412 per share ordinary income dividends and $0.653 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.425 per share ordinary income dividends and $0.653 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.442 per share ordinary income dividends and $0.653 per share capital gains distributions.

Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                        -13.51%        -18.05%
Five Years Ended 9/30/95                  +13.46         +12.24
Inception (9/1/89) through 9/30/95        +10.79         + 9.82

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/95                        -14.45%        -17.62%
Inception (7/1/94) to 9/30/95             - 0.12         - 2.35

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.




Aggregate
Total Return


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Inception (10/21/94) to 9/30/95           -13.10%        -13.91%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Inception (10/21/94) to 9/30/95           -12.44%        -17.04%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

CONSOLIDATED SCHEDULE OF INVESTMENTS                                                                       (in US Dollars)
                                Shares Held/                                                                       Percent of
AFRICA       Industries          Face Amount              Investments                      Cost           Value    Net Assets
Morocco      Banking                 150,000  Wafa Bank                                $  5,810,251     $  6,240,713    1.1%

             Building Materials        8,000  Les Ciments de l'Oriental                     272,020          270,074    0.0

             Multi-Industry          161,154  Groupe Omnium Nord Africain                 6,606,902        6,608,990    1.1

                                              Total Investments in Morocco               12,689,173       13,119,777    2.2


South        Beverage                193,300  South African Breweries Ltd.                4,536,254        6,088,606    1.0
Africa                                45,955  South African Breweries Ltd. (ADR)(a)         976,696        1,447,583    0.3
                                                                                       ------------     ------------  ------
                                                                                          5,512,950        7,536,189    1.3

             Gold Mining             571,100  Beatrix Mines Ltd.                          4,980,435        5,474,801    0.9
                                     595,900  Kinross Mines Ltd.                          6,385,941        6,528,622    1.1
                                       9,200  Vaal Reefs Exploration & Mining
                                                Co. Ltd.                                    682,419          604,766    0.1
                                      32,000  Western Areas Gold Mining Company Ltd.        464,817          552,177    0.1
                                     183,900  Western Areas Gold Mining Company Ltd.
                                                (ADR)(a)                                  2,518,063        3,149,288    0.6
                                                                                       ------------     ------------  ------
                                                                                         15,031,675       16,309,654    2.8

             Mining                   95,000  De Beers Consolidated Mines Ltd.
                                                (ADR)(a)                                  2,201,328        2,565,000    0.4
                                     518,900  Driefontein Consolidated Ltd. (ADR)(a)      7,581,381        7,070,013    1.2
                                                                                       ------------     ------------  ------
                                                                                          9,782,709        9,635,013    1.6

             Multi-Industry          834,782  Malbak Ltd. (GDR)(b)                        4,799,997        5,426,083    0.9
                                     289,400  The Morgan Stanley Africa Investment
                                                Fund, Inc.                                3,357,059        3,545,150    0.6
                                     106,600  New South Africa Fund, Inc.                 1,495,194        1,532,375    0.3
                                      90,900  Southern Africa Fund, Inc.                  1,331,240        1,340,775    0.2
                                                                                       ------------     ------------  ------
                                                                                         10,983,490       11,844,383    2.0

             Steel                 2,479,706  South Africa Iron & Steel Industrial
                                                Corp., Ltd.                               2,693,511        2,682,782    0.5

             Transportation   ZAL 87,100,000  Transnet Ltd., 15% due 10/01/1995          21,325,967       23,856,478    4.1

                                              Total Investments in South Africa          65,330,302       71,864,499   12.3


Zimbabwe     Beverages &           3,829,000  Delta Corporation                           6,089,752        5,874,034    1.0
             Tobacco

                                              Total Investments in Zimbabwe               6,089,752        5,874,034    1.0


                                              Total Investments in Africa                84,109,227       90,858,310   15.5


EUROPE

Czech        Banking                  13,500  Komercni Banka                              2,034,490          768,151    0.1
Republic
             Electrical &              9,206  Podnik Vypocetni Techniky (PVT)
             Electronics                        (Preferred)                               1,903,926        1,012,723    0.2

                                              Total Investments in the
                                                Czech Republic                            3,938,416        1,780,874    0.3


Greece       Banking                  84,650  Ergo Bank (Registered) S.A.                 3,038,469        4,104,408    0.7

             Beverage                 93,750  Hellenic Bottling Co. S.A. (Bearer)         1,855,162        3,159,208    0.5

             Food                    352,768  Delta Dairy S.A. (Ordinary)                 7,032,632        7,836,765    1.4
                                      45,287  Delta Dairy S.A. (Preferred)                1,170,377          798,039    0.1
                                                                                       ------------     ------------  ------
                                                                                          8,203,009        8,634,804    1.5

                                              Total Investments in Greece                13,096,640       15,898,420    2.7


Hungary      Food                     56,807  Pick Szeged Reszvenytarsasag (ADR)(a)       2,947,401        2,840,350    0.5

             Health/                  12,000  Gedeon Richter Ltd.                           199,500          219,240    0.0
             Personal Care           230,000  Pharmauti Gyogyszer es Elelmiszeripari
                                                Reszvenytarsasag (ADR)(a)                 2,638,750        1,925,100    0.4
                                                                                       ------------     ------------  ------
                                                                                          2,838,250        2,144,340    0.4

             Merchandising         1,062,000  FOTEX RT--Fotex Elso Amerikai-Magyar
                                                Fotoszolgaltatasi Reszvenytarsasag        5,205,763        1,236,974    0.2

             Telecommunications       26,510  Magyar TavKozlesi Reszvenytarsasag
                                                (Ordinary)                                5,403,627        4,168,559    0.7

                                              Total Investments in Hungary               16,395,041       10,390,223    1.8

Poland       Appliances &             89,000  Swarzedzkie Fabryki Mebli S.A.              2,102,193          475,936    0.1
             Household
             Durables

             Automotive              112,400  T.C. Debica                                 1,567,776        1,618,264    0.3

             Banking                 243,029  Wielkopolski Bank Kredytowy                 1,809,800          579,831    0.1

             Beverage                    907  Zaklady Piwowarskie w Zywcu S.A.
                                                (Zywiec)                                     69,462           74,620    0.0

             Electrical &            150,000  Elektrim Towarzystow Handlowe S.A.          1,916,544          555,327    0.1
             Electronics

             Food                     15,000  International Fast Food Corp.                 125,625           14,063    0.0

             Multi-Industry          385,032  Mostostal-Export S.A.                         995,772        1,013,659    0.2

                                              Total Investments in Poland                 8,587,172        4,331,700    0.8


Portugal     Construction            224,000  Soares da Costa S.A.                        3,742,164        3,271,927    0.6
                                     107,200  Sociedade de Empreitadas Somague S.A.         755,699          679,250    0.1
                                                                                       ------------     ------------  ------
                                                                                          4,497,863        3,951,177    0.7

             Machinery &             122,500  Efacec S.A.                                 2,180,290        1,080,137    0.2
             Engineering

             Merchandising           125,200  Jeronimo Martins S.A.                       2,895,368        6,271,273    1.1

             Multi-Industry          314,150  Sonae Investimentos-SGPS S.A.               6,802,343        7,354,542    1.2

                                              Total Investments in Portugal              16,375,864       18,657,129    3.2


Russia       Foreign Government US$ 9,000,000 Russian Ven Loan due 12/30/2004             2,610,000        2,925,000    0.5
             Obligations

             Multi-Industry          158,700  Templeton Russia Fund, Inc.                 2,309,085        2,479,688    0.4

                                              Total Investments in Russia                 4,919,085        5,404,688    0.9

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)                                                           (in US Dollars)
EUROPE                          Shares Held/                                                                       Percent of
(concluded)  Industries          Face Amount              Investments                      Cost           Value    Net Assets
Turkey       Automotive            5,600,000  Tofas Turk Otomobil Fabrikasi A.S.       $  1,266,868     $    819,013    0.1%

             Beverage              3,928,768  Ege Biracilik Ve Malt Sanayii A.S.            472,057        1,456,429    0.3

             Construction          5,630,940  Alarko Holdings A.S.                        2,083,732        2,287,605    0.4

             Food                  8,685,725  Kerevitas Gida Sanayii Ve Ticaret
                                                A.S.                                        397,272        1,058,589    0.2

             Insurance            11,138,750  Aksigorta A.S.                              2,227,750        1,561,190    0.2

             Merchandising         5,401,500  Migros Turk A.S.                            3,320,905        5,815,143    1.0

             Multi-Industry          796,000  Erciyas Biracilik Ve Malt Sanayii A.S.     10,706,200        9,950,000    1.7

                                              Total Investments in Turkey                20,474,784       22,947,969    3.9


                                              Total Investments in Europe                83,787,002       79,411,003   13.6


LATIN
AMERICA

Argentina    Automobiles             187,740  Compania Interamericana de
                                                Automoviles S.A. (CINA)                   2,147,283          732,259    0.1

             Energy Sources        1,206,300  Astra Compania Argentina de
                                                Petroleo S.A.                             2,586,595        2,099,172    0.4

             Foreign          US$ 15,250,000  Republic of Argentina, 6.812%
             Government                         due 3/31/2005                             9,718,500        9,455,000    1.6
             Obligations

             Oil & Related           194,700  Yacimientos Petroliferos Fiscales S.A.
                                                (Sponsored)(ADR)(a)                       3,717,964        3,504,600    0.6

             Real Estate              49,000  Inversiones y Representaciones S.A.
                                                (GDR)(b)                                  1,270,753        1,176,000    0.2

             Telecommunications      208,700  Telefonica de Argentina S.A. (Class B)        509,721          500,930    0.1
                                     316,200  Telefonica de Argentina S.A. (Class B)
                                                (ADR)(a)                                  8,797,418        7,549,275    1.3
                                                                                       ------------     ------------  ------
                                                                                          9,307,139        8,050,205    1.4

                                              Total Investments in Argentina             28,748,234       25,017,236    4.3

Brazil       Appliances &          2,640,000  Brasmotor Group S.A. (Preferred)              572,456          675,929    0.1
             Household
             Durables

             Banking             672,365,239  Banco Bradesco S.A. (Preferred)             4,586,919        6,420,276    1.1
                                  42,567,626  Banco Nacional S.A. (Preferred)               892,993          859,839    0.1
                                                                                       ------------     ------------  ------
                                                                                          5,479,912        7,280,115    1.2

             Beverage             13,866,513  Companhia Cervejaria Brahma S.A. PN
                                                (Preferred)                               3,808,080        5,652,823    1.0

             Chemicals            46,963,333  Petroleo Brasileiro S.A. (Preferred)        6,380,127        4,977,226    0.9

             Electrical &         17,753,900  Light--Servicios de Eletricidade S.A.       6,393,851        6,613,467    1.1
             Electronics

             Merchandising         1,500,000  Mesbla S.A. (Preferred)                       350,350           24,554    0.0

             Steel             4,756,900,000  Usinas Siderurgicas de Minas
                                                Gerais--Usiminas S.A.(Preferred)          3,918,468        5,290,990    0.9

             Telecommunications      296,500  Telecomunicacoes Brasileiras
                                                S.A.--Telebras (ADR)(a)                  11,494,897       14,009,625    2.4
                                  54,431,403  Telecomunicacoes Brasileiras
                                                S.A.--Telebras ON                         1,772,853        2,187,537    0.4
                                 150,111,413  Telecomunicacoes Brasileiras
                                                S.A.--Telebras PN (Preferred)             6,708,628        7,159,039    1.2
                                                                                       ------------     ------------  ------
                                                                                         19,976,378       23,356,201    4.0

             Utilities--           4,242,400  Centrais Eletricas Brasileiras
             Electrical & Gas                   S.A.--Eletrobras (Preferred)              1,180,141        1,308,778    0.2
                                     216,740  Companhia Energetica de Minas Gerais
                                                S.A. (CEMIG)(ADR)(a)                      5,141,012        4,768,280    0.8
                                                                                       ------------     ------------  ------
                                                                                          6,321,153        6,077,058    1.0

                                              Total Investments in Brazil                53,200,775       59,948,363   10.2


Chile        Apparel               6,800,201  Bata Chile S.A.                             1,920,913        1,006,805    0.2

             Broadcasting &        5,072,871  Editorial Lord Cochrane S.A.                2,830,178        2,355,034    0.4
             Publishing

             Telecommunications       28,000  Compania de Telefonos de Chile S.A.
                                                (ADR)(a)                                  3,037,806        1,935,500    0.3

                                              Total Investments in Chile                  7,788,897        5,297,339    0.9

Ecuador      Construction              4,825  La Cemento Nacional C.A.                    1,449,510        1,013,250    0.2

                                              Total Investments in Ecuador                1,449,510        1,013,250    0.2


Mexico       Beverage                809,000  Fomento Economico Mexicano, S.A.
                                                de C.V. (Femsa) 'B'                       1,884,922        2,049,129    0.4
                                     180,000  Fomento Economico Mexicano, S.A.
                                                de C.V. (Femsa) 'B' (ADR)(a)                403,200          444,600    0.1
                                                                                       ------------     ------------  ------
                                                                                          2,288,122        2,493,729    0.5

             Building              1,078,000  Apasco, S.A. de C.V.                        3,827,100        4,257,931    0.7
             Materials

             Construction            167,000  Cementos Mexicanos, S.A. de C.V.
                                                (Class B) (ADR)(a)                        1,509,987          667,476    0.1

             Electrical &            151,800  Grupo Empresarial Fenix, S.A. de
             Electronics                        C.V. (ELEKTRA) 'L' Shares                 1,288,655          761,379    0.1

             Financial Services      155,250  Banca Quadrum, S.A. de C.V. (ADR)(a)        2,012,895          892,688    0.2

             Food                  1,600,000  Grupo Herdez, S.A. de C.V. 'A'              1,450,009          411,285    0.1

             Health & Personal       590,800  Kimberly-Clark de Mexico, S.A. de C.V.      7,174,776        8,241,567    1.4
             Care

             Merchandising         2,375,000  Cifra, S.A. de C.V. 'C'                     4,796,743        2,754,702    0.5

             Multi-Industry        1,072,987  Grupo Carso, S.A. de C.V. 'A'               8,198,380        6,357,196    1.1
                                     271,000  Grupo Carso, S.A. de C.V. 'A' (ADR)(a)      3,199,875        3,150,375    0.5
                                                                                       ------------     ------------  ------
                                                                                         11,398,255        9,507,571    1.6

             Telecommunications      266,550  Telefonos de Mexico, S.A. de
                                                C.V. (ADR)(a)                            14,534,412        8,462,963    1.4

                                              Total Investments in Mexico                50,280,954       38,451,291    6.6


CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)                                                           (in US Dollars)
LATIN
AMERICA                         Shares Held/                                                                       Percent of
(concluded)  Industries          Face Amount              Investments                      Cost           Value    Net Assets
Panama       Beverage                105,750  Panamerican Beverages, Inc. (Class A)    $  3,034,784     $  2,842,031    0.5%

                                              Total Investments in Panama                 3,034,784        2,842,031    0.5


Peru         Banking                 180,420  Banco de Credito de Peru S.A.                  94,494          336,934    0.1

             Metals & Steel          355,331  Southern Peru Copper Corp. S.A.             1,471,094        1,387,197    0.2
                                     110,418  Southern Peru Copper Corp. S.A.,
                                                'T' Shares                                  350,031          323,300    0.0
                                                                                       ------------     ------------  ------
                                                                                          1,821,125        1,710,497    0.2

                                              Total Investments in Peru                   1,915,619        2,047,431    0.3


Venezuela    Textiles                625,032  Mantex S.A.C.A.                                74,978           53,447    0.0

             Utilities--           3,648,672  C.A. La Electricidad de Caracas
             Electrical & Gas                   S.A.I.C.A.--S.A.C.A.                      4,407,191        3,249,098    0.6

                                              Total Investments in Venezuela              4,482,169        3,302,545    0.6


                                              Total Investments in Latin America        150,900,942      137,919,486   23.6


MIDDLE
EAST

Israel       Banking                 596,928  Bank Hapoalim Ltd.                            949,965        1,008,842    0.2
                                   3,843,099  Bank Leumi Israel                           5,460,273        5,559,869    1.0
                                                                                       ------------     ------------  ------
                                                                                          6,410,238        6,568,711    1.2

             Merchandising            76,873  Blue Square Chain Stores                      438,729          540,691    0.1

             Multi-Industry           15,465  Koor Industries Ltd.                        1,277,860        1,432,777    0.2

                                              Total Investments in Israel                 8,126,827        8,542,179    1.5


Pakistan     Electrical            1,299,490  Karachi Electric Supply Corp. Ltd.          1,121,386        1,298,727    0.2
             Components
                                              Total Investments in Pakistan               1,121,386        1,298,727    0.2


                                              Total Investments in the Middle East        9,248,213        9,840,906    1.7

PACIFIC
BASIN/ASIA

Australia    Banking                 971,000  National Australia Bank Ltd.                8,569,255        8,594,267    1.5

             Entertainment           230,000  Burswood Property Trust Ltd.                  279,375          295,283    0.1

             Merchandising           293,850  Amway Asia Pacific Ltd.                     8,599,737       10,982,644    1.9

             Multi-Industry        2,878,900  Pacific Dunlop Ltd.                         6,760,433        7,174,679    1.2

             Recreation            2,527,571  Crown Casino Ltd.                           3,180,826        3,550,408    0.6

                                              Total Investments in Australia             27,389,626       30,597,281    5.3


China        Appliances &          8,935,500  Shenzhen China Bicycles Co.
             Household                          (Holdings) Ltd. 'B'                       4,685,279        2,947,217    0.5
             Durables
                                              Total Investments in China                  4,685,279        2,947,217    0.5


Hong Kong    Automotive            7,336,000  Sime Darby (Hong Kong) Ltd.                 9,722,808        8,872,051    1.5

             Financial Services   20,747,000  Winton Holdings Ltd.                        6,398,529        4,749,869    0.8

             Food                 21,439,000  C.P. Pokphand Co. Ltd. (Ordinary)           5,782,063        8,735,106    1.5

             Real Estate             400,000  Sun Hung Kai Properties Ltd.                3,008,183        3,246,585    0.6

                                              Total Investments in Hong Kong             24,911,583       25,603,611    4.4


India        Banking                 320,000  State Bank of India                         2,004,987        2,076,084    0.4

             Broadcasting &          680,600  Videocon International Ltd. (GDR)(b)        5,926,107        1,735,530    0.3
             Publishing

             Building                 15,250  The Associated Cement Co. Ltd.              1,444,825        1,477,330    0.3
             Materials

             Chemicals               321,500  Mardia Chemical Ltd.                        1,397,697          630,485    0.1

             Energy Sources          661,000  Bombay Suburban Electric Supply
                                                Co. Ltd.                                  3,596,013        2,534,061    0.4
                                     333,000  Cochin Refinery Ltd.                        2,604,742        1,649,779    0.3
                                                                                       ------------     ------------  ------
                                                                                          6,200,755        4,183,840    0.7

             Financial                40,570  Housing Development Finance Corp.           3,128,857        3,104,664    0.5
             Services              2,111,000  Industrial Credit & Investment
                                                Corporation of India Ltd.                 8,138,060        5,789,531    1.0
                                                                                       ------------     ------------  ------
                                                                                         11,266,917        8,894,195    1.5

             Recreation &            580,000  Suraj Diamonds Ltd.                         1,564,340        1,171,631    0.2
             Consumer Goods

             Textiles                 79,000  Grasim Industries Ltd.                      1,526,946        1,374,521    0.2
                                     710,000  JCT Ltd.                                    1,242,175          910,793    0.2
                                     103,900  Raymond Woolen Mills Ltd.                     758,836          870,174    0.1
                                     345,100  Reliance Industries Ltd.                    2,945,066        2,788,481    0.5
                                                                                       ------------     ------------  ------
                                                                                          6,473,023        5,943,969    1.0

             Utilities--             667,500  Kec International Ltd.                      5,050,805        2,401,504    0.4
             Electrical & Gas        333,750  Kec International Ltd. (Bonus Shares)               0        1,200,752    0.2
                                                                                       ------------     ------------  ------
                                                                                          5,050,805        3,602,256    0.6

                                              Total Investments in India                 41,329,456       29,715,320    5.1


Indonesia    Banking               2,790,500  P.T. Bank Bali                              7,645,923        6,837,649    1.2

             Broadcasting &    US$ 4,245,000  P.T. Surya Citra Television, 4%
             Publishing                         due 7/01/1997 (Convertible)               4,411,585        4,245,471    0.7

             Building              3,400,000  P.T. Mulia Industrindo                      7,233,704        8,443,709    1.4
             Materials

             Energy Equipment      5,197,000  P.T. Kabelmetal Indonesia                   8,139,759        5,908,289    1.0
             & Services            1,684,200  P.T. Supreme Cable Manufacturing Corp.
                                                (Sucaco)                                  5,008,807        4,535,815    0.8
                                                                                       ------------     ------------  ------
                                                                                         13,148,566       10,444,104    1.8

             Food & Tobacco           48,000  P.T. Wicaksana Overseas International         137,339          128,212    0.0

             Telecommunications      147,420  P.T. Indonesian Satellite Corp.
                                                (ADR)(a)                                  5,600,335        5,178,127    0.9

                                              Total Investments in Indonesia             38,177,452       35,277,272    6.0

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)                                                           (in US Dollars)
PACIFIC
BASIN/ASIA                      Shares Held/                                                                       Percent of
(concluded)  Industries          Face Amount              Investments                      Cost           Value    Net Assets
Malaysia     Broadcasting &        1,256,000  New Straits Times Press BHD              $  5,118,753     $  3,551,414    0.6%
             Publishing            1,792,000  Sistem Televisyen Malaysia BHD              5,245,284        5,459,498    0.9
                                                                                       ------------     ------------  ------
                                                                                         10,364,037        9,010,912    1.5

             Steel                 2,706,000  Maruichi (Malaysia) Steel Tube BHD          6,417,204       10,453,286    1.8

                                              Total Investments in Malaysia              16,781,241       19,464,198    3.3


Philippines  Banking           US$ 4,000,000  Metropolitan Bank and Trust Company,
                                                2.75% due 9/10/2000 (Convertible)         4,000,000        4,060,000    0.7

             Telecommunications    4,500,100  Pilipino Telephone Corp.                    4,825,120        4,277,169    0.7

                                              Total Investments in the Philippines        8,825,120        8,337,169    1.4


Singapore    Automobiles             520,000  Cycle & Carriage Ltd.                       5,117,680        4,647,431    0.8

             Banking                 420,000  Development Bank of Singapore Ltd.          5,024,638        4,788,177    0.8

             Broadcasting &          507,000  Singapore Press Holdings Ltd.               7,554,596        7,778,044    1.3
             Publishing

             Real Estate             765,000  City Developments Ltd.                      5,090,971        4,737,509    0.8

             Shipping                943,000  Jurong Shipyard Ltd.                        7,453,030        6,768,895    1.2

                                              Total Investments in Singapore             30,240,915       28,720,056    4.9


South Korea  Automotive               65,106  Dong Ah Tire Industries                     3,645,738        4,321,611    0.7

             Food                     29,390  Lotte Confectionery Corp.                   3,401,600        3,816,759    0.7

             Telecommunications       24,157  Korea Mobile Telecommunications Corp.      14,556,675       24,128,695    4.1
                                     187,290  Korea Mobile Telecommunications Corp.
                                                (GDR)(b)                                  6,339,329        6,648,795    1.1
                                                                                       ------------     ------------  ------
                                                                                         20,896,004       30,777,490    5.2

             Utilities--             483,470  Korea Electric Power Corp.                 17,725,759       20,373,593    3.5
             Electrical & Gas

                                              Total Investments in South Korea           45,669,101       59,289,453   10.1

Sri Lanka    Appliances &            262,500  Lankan Tiles                                  337,398          225,300    0.0
             Household
             Durables

             Leisure & Tourism        90,625  Aitken Spence                                 518,247          304,215    0.1

                                              Total Investments in Sri Lanka                855,645          529,515    0.1


Taiwan       Building Materials      306,091  Hocheng Group Corp. (ADR)(a)                6,742,166        2,984,387    0.5

             Electrical &            275,000  Advanced Semiconductor Engineering,
             Electronics                        Inc. (GDR)(b)                             4,193,750        3,679,500    0.6

             Multi-Industry          213,800  Taiwan Fund, Inc.                           4,527,279        4,783,775    0.8

                                              Total Investments in Taiwan                15,463,195       11,447,662    1.9


                                              Total Investments in
                                              Pacific Basin/Asia                        254,328,613      251,928,754   43.0


SHORT-TERM                         Face
SECURITIES                        Amount

             Commercial        US$ 3,941,000  General Electric Capital Corp.,
             Paper*                             6.45% due 10/02/1995                      3,939,588        3,939,588    0.7

             Foreign           DM 13,000,000  Russian Ven Loan due 12/21/1995             2,703,996        3,162,187    0.5
             Government
             Obligations*

                                              Total Investments in
                                              Short-Term Securities                       6,643,584        7,101,775    1.2


             Total Investments                                                         $589,017,581      577,060,234   98.6
                                                                                       ============
             Unrealized Depreciation on Forward Foreign Exchange Contracts**                                  (7,404)   (0.0)

             Other Assets Less Liabilities                                                                 7,890,125    1.4
                                                                                                        ------------  ------
             Net Assets                                                                                 $584,942,955  100.0%
                                                                                                        ============  ======

             Net Asset Value:       Class A--Based on net assets of $341,806,991
                                             and 24,994,988 shares outstanding                          $      13.68
                                                                                                        ============
                                    Class B--Based on net assets of $191,892,018
                                             and 14,189,112 shares outstanding                          $      13.52
                                                                                                        ============
                                    Class C--Based on net assets of $23,372,973
                                             and 1,730,105 shares outstanding                           $      13.51
                                                                                                        ============
                                    Class D--Based on net assets of $27,870,973
                                             and 2,042,251 shares outstanding                           $      13.65
                                                                                                        ============


(a)American Depositary Receipt (ADR).
(b)Global Depositary Receipt (GDR).
  *Commercial Paper and certain Foreign Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
 **Forward foreign exchange contracts as of September 30, 1995 were as follows:

                                    Expiration                Unrealized
                                       Date                  Depreciation

   Foreign Currency Purchased

   A$6,718,056                      October 1995                $   (336)

   Total (US$ Commitment--$5,073,812)                           $   (336)
                                                                --------
   Foreign Currency Sold

   A$1,140,057                      October 1995                $ (7,068)

   Total (US$ Commitment--$853,902)                             $ (7,068)
                                                                --------
   Total Unrealized Depreciation on Forward
   Foreign Exchange Contracts--Net                              $ (7,404)
                                                                ========

EQUITY PORTFOLIO CHANGES


For the Quarter Ended September 30, 1995

Additions

Advanced Semiconductor Engineering, Inc.
 (GDR)
Bank Leumi Israel
Beatrix Mines Ltd.
Blue Square Chain Stores
Brasmotor Group S.A. (Preferred)
Burswood Property Trust Ltd.
City Developments Ltd.
Crown Casino Ltd.
Cycle & Carriage Ltd.
Delta Corporation
Development Bank of Singapore Ltd.
Driefontein Consolidated Ltd. (ADR)
Erciyas Biracilik Ve Malt Sanayii A.S.
Jurong Shipyard Ltd.
Kec International Ltd. (Bonus Shares)
Kinross Mines Ltd.
Malbak Ltd. (GDR)
National Australia Bank Ltd.
P.T. Mulia Industrindo
Pacific Dunlop Ltd.
Pilipino Telephone Corp.
Singapore Press Holdings Ltd.
State Bank of India
Sun Hung Kai Properties Ltd.
Taiwan Fund, Inc.
Telefonica de Argentina S.A. (Class B)
Telefonica de Argentina S.A. (Class B)
 (ADR)
Vaal Reefs Exploration & Mining Co. Ltd.
Western Areas Gold Mining Co. Ltd.
Western Areas Gold Mining Co. Ltd. (ADR)
Yacimientos Petroliferos Fiscales S.A.
 (Sponsored) (ADR)

Deletions

Banco Bradesco S.A. (Preferred) (Receipts)
Banco Comercial Portugues S.A.
 (Registered)
Banco Totta E Acores S.A.
Banco Wiese Limitado S.A. (ADR)
Benpres Holdings Corp.
CAPCO Automotive Products Corporation S.A.
Ceska General Food A.S.
Companhia Cervejaria Brahma S.A.
 (Preferred) (Warrants)
Companhia Vale do Rio Doce S.A. PN
 (Preferred)
La Bombril S.A. PN (Preferred)
MelPaper S.A. (Preferred)
Nestle (Malaysia) BHD
Ports of Auckland Ltd.
Portugal Telecom S.A. (ADR)
Rembrandt Group Ltd.
SEPAP A.S.
Turk Siemens Kablo Ve Elektrik Sanayii A.S.


PORTFOLIO INFORMATION



Ten Largest Equity Holdings                     Percent of
As of September 30, 1995                        Net Assets

Korea Mobile Telecommunications Corp.              4.1%
Telecomunicacoes Brasileiras S.A.--Telebras*       4.0
Korea Electric Power Corp.                         3.5
Amway Asia Pacific Ltd.                            1.9
Maruichi (Malaysia) Steel Tube BHD                 1.8
Erciyas Biracilik Ve Malt Sanayii A.S.             1.7
Sime Darby (Hong Kong) Ltd.                        1.5
C.P. Pokphand Co. Ltd. (Ordinary)                  1.5
National Australia Bank Ltd.                       1.5
Telefonos de Mexico, S.A. de C.V. (ADR)            1.4


[FN]
*Includes combined holdings.

OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Grace Pineda, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, New York 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863